Vista Point Securitization Trust 2020-2 ABS-15G

Exhibit 99.1 Schedule 6

Client Name:	Vista Point Securitization
Client Project Name:	VSTA 2020-2
Start - End Dates:	4/2019 - 3/2020

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH117	Length of credit history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Appraisal	PRVAAPPR101	Appraisal incomplete (missing map, layout, pages, etc)	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	2
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	1
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	1
Total				22

©2020 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.